Members of the Management Board	12 Months Ended
Dec. 31, 2017
Members Of Management Board
Members of the Management Board

28. Members of the Management Board

Prof. Hermann Lübbert was the Management Board Chairman (Chief Executive Officer/CEO) in the reporting period. The CEO also holds a professorial chair at Bochum University in Germany. Prof. Lübbert was appointed to the Management Board from 27 March 2015 until 31 October 2020 by way of Supervisory Board resolution.

Mr. Thomas Schaffer is the Chief Financial Officer. Mr. Schaffer was appointed to the Management Board from 9 April 2015 until 30 November 2020 by way of Supervisory Board resolution.

Mr. Christoph Dünwald is the Management Board member responsible for the Sales and Marketing areas. With a Supervisory Board resolution of 9 July 2015, Mr. Dünwald was appointed to the Management Board until 15 November 2017. With a Supervisory Board resolution of 19 July 2017, the service contract with Christoph Dünwald and his appointment as a member of the Management Board was extended until 30 November 2020.

The remuneration of the Management Board members consists of a fixed salary that is paid in twelve equal monthly instalments. In addition, an annual, performance-based bonus exists for the Management board members, as well as a long-term remuneration component consisting of participation in the company’s share option programme. Company cars are also available to the directors for business and private use.

The remuneration for members of the Management Board in the 1 January until 31 December 2017 period consisted of a salary and a bonus as well as share options. The total remuneration for Management Board members in the reporting period, including the value of share options at the time they were granted, amounted to EUR 1.3 million (2016: EUR 1.1 million; 2015: EUR 0.9 million). This was allocated as follows:

	Professor Hermann Lübbert	Thomas Schaffer	Christoph Dünwald

Non-performance-based salary component 2017	EUR 366 thousand	EUR 241 thousand	EUR 242 thousand

Non-performance-based salary component 2016	EUR 363 thousand	EUR 213 thousand	EUR 236 thousand

Non-performance-based salary component 2015	EUR 370 thousand	EUR 203 thousand	EUR 29 thousand

Performance-based salary component 2017	EUR 76 thousand	EUR 67 thousand	EUR 48 thousand

Performance-based salary component 2016	EUR 72 thousand	EUR 63 thousand	EUR 6 thousand

Performance-based salary component 2015	EUR 35 thousand	EUR 28 thousand	EUR 0 thousand

Stock options (31 December 2017)	236,850	125,000	90,000

Fair value when granted (2017)	EUR 299 thousand	EUR 145 thousand	EUR 112 thousand

Stock options (31.12.2016)	196,850	85,000	50,000

Fair value when granted (2016)	EUR 227 thousand	EUR 83 thousand	EUR 50 thousand

Stock options (31 December 2015)	151,850	35,000	0

Fair value when granted (2015)	EUR 167 thousand	EUR 33 thousand	EUR 0 thousand

thereof granted in 2017	70,000	40,000	40,000

thereof granted in 2016	80,000	50,000	50,000

thereof granted in 2015	0	0	0

All salaries/bonuses are classified as short-term employee benefits as defined in IAS 24.17 (a).

The Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Thomas Schaffer Industrial Tracking Systems AG, Fürstenfeldbruck, Supervisory Board Chairman